Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000223440
Shareholder Report [Line Items]
Fund Name	First Foundation Fixed Income Fund
Class Name	Class A
Trading Symbol	FFBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A of the First Foundation Fixed Income Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. First Foundation serves as the sub-advisor for the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstfoundationinc.com/fixed-income-fund. You can also request this information by contacting us at 1-800-838-0191.
Additional Information Phone Number	1-800-838-0191
Additional Information Website	https://www.firstfoundationinc.com/fixed-income-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Foundation Fixed Income Fund, Class A	$117	1.10%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Performance Review: For the twelve-month period ended September 30, 2024, the First Foundation Fixed Income Fund (the “Fund”) returned 12.24% for Class A shares (without load). The Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index (USD), returned 11.57%, and the Fund’s Morningstar peer group, the Intermediate Core-Plus Bond Category, returned 12.41% over the same period. The outperformance over the past twelve months was primarily driven by the Fund’s exposure to longer duration securities.

Manager’s Discussion: Since early 2022, the Federal Reserve has raised interest rates significantly —over five percentage points, but the U.S. economy has proven resilient. Now, central banks are starting to lower rates to support their economies again. Despite these changes, investors’ compensation for taking on credit risk is very low, close to levels we haven’t seen in over a decade. This suggests that many investors believe the economy will continue as is, with both consumers and companies handling higher interest rates without much trouble. There seems to be more demand for credit than there is available supply, leading to a sense of complacency in the market. We have not shared in this complacency. Our team exercises caution in our investment decisions. We’ve noted that interest coverage ratios peaked in 2022 and have been decreasing as borrowers start incorporating the effects of higher interest rates on their balance sheets and debt refunding. This has led us to identify good investment opportunities in mortgage-backed securities and government agency debt, where conditions have changed favorably. Two key risks in fixed income investing are duration (how long you hold a bond) and credit (the risk of default). While we often invest in corporate bonds, we also look for other sectors that can offer better returns relative to their risks. We measure the probability of loss of our investments as a permanent loss of capital. Thus, our strategies have tended to produce lower drawdowns and higher up-capture results. Our willingness to express our views independently has led us away from static sector weights. We aim to avoid overpriced markets and enhance our long-term returns by paying attention to prices and valuations.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Class A, With Load - $12015	Class A, Without Load - $12548	Bloomberg U.S. Aggregate Bond Index (USD) - $12004
Sep/14	$9575	$10000	$10000
Sep/15	$9638	$10066	$10294
Sep/16	$10285	$10741	$10829
Sep/17	$10497	$10963	$10836
Sep/18	$10542	$11010	$10705
Sep/19	$11150	$11645	$11807
Sep/20	$11626	$12142	$12632
Sep/21	$12174	$12715	$12518
Sep/22	$10496	$10961	$10691
Sep/23	$10705	$11180	$10760
Sep/24	$12015	$12548	$12004

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
First Foundation Fixed Income Fund
Class A, With Load	7.46%	0.63%	1.85%
Class A, Without Load	12.24%	1.51%	2.30%
Bloomberg U.S. Aggregate Bond Index (USD)	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 84,940,295
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 276,659
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$84,940,295	130	$276,659	52%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Healthcare	0.1%
Consumer Staples	0.2%
Consumer Discretionary	0.4%
Communication Services	1.0%
Materials	1.2%
Registered Investment Companies	1.4%
Real Estate	1.7%
Municipal Bonds	2.6%
Energy	3.4%
Industrials	3.6%
U.S. Treasury Obligations	3.7%
Asset-Backed Securities	3.9%
Utilities	7.4%
U.S. Government Agency Obligations	7.9%
Financials	10.8%
Mortgage-Backed Securities	49.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
GNMA, Ser 2023-150, Cl DC	5.500%	06/20/50	3.6%
U.S. Treasury Bonds	1.250%	05/15/50	2.5%
Southwest Airlines	7.375%	03/01/27	2.5%
Edison International, H15T5Y + 4.698%	5.375%	09/15/73	2.5%
GNMA, Ser 2012-100, Cl BA	2.598%	08/16/52	2.4%
FNMA, Ser 2012-98, Cl WZ	4.000%	09/25/42	2.4%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K735, Cl AM	2.455%	05/25/26	2.3%
FHLMC	1.540%	08/17/35	2.2%
GNMA, Ser 2023-147, Cl BD	6.000%	03/20/51	2.2%
FHLMC, Ser 2022-5253, Cl PL	4.000%	08/25/52	2.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-800-838-0191
Updated Prospectus Web Address	https://www.firstfoundationinc.com/fixed-income-fund
C000223439
Shareholder Report [Line Items]
Fund Name	First Foundation Fixed Income Fund
Class Name	Class Y
Trading Symbol	FFBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y of the First Foundation Fixed Income Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. First Foundation serves as the sub-advisor for the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstfoundationinc.com/fixed-income-fund. You can also request this information by contacting us at 1-800-838-0191.
Additional Information Phone Number	1-800-838-0191
Additional Information Website	https://www.firstfoundationinc.com/fixed-income-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Foundation Fixed Income Fund, Class Y	$88	0.83%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Performance Review: For the twelve-month period ended September 30, 2024, the First Foundation Fixed Income Fund (the “Fund”) returned 12.52% for Class Y shares. The Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index (USD), returned 11.57%, and the Fund’s Morningstar peer group, the Intermediate Core-Plus Bond Category, returned 12.41% over the same period. The outperformance over the past twelve months was primarily driven by the Fund’s exposure to longer duration securities.

Manager’s Discussion: Since early 2022, the Federal Reserve has raised interest rates significantly —over five percentage points, but the U.S. economy has proven resilient. Now, central banks are starting to lower rates to support their economies again. Despite these changes, investors’ compensation for taking on credit risk is very low, close to levels we haven’t seen in over a decade. This suggests that many investors believe the economy will continue as is, with both consumers and companies handling higher interest rates without much trouble. There seems to be more demand for credit than there is available supply, leading to a sense of complacency in the market. We have not shared in this complacency. Our team exercises caution in our investment decisions. We’ve noted that interest coverage ratios peaked in 2022 and have been decreasing as borrowers start incorporating the effects of higher interest rates on their balance sheets and debt refunding. This has led us to identify good investment opportunities in mortgage-backed securities and government agency debt, where conditions have changed favorably. Two key risks in fixed income investing are duration (how long you hold a bond) and credit (the risk of default). While we often invest in corporate bonds, we also look for other sectors that can offer better returns relative to their risks. We measure the probability of loss of our investments as a permanent loss of capital. Thus, our strategies have tended to produce lower drawdowns and higher up-capture results. Our willingness to express our views independently has led us away from static sector weights. We aim to avoid overpriced markets and enhance our long-term returns by paying attention to prices and valuations.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	First Foundation Fixed Income Fund, Class Y - $12866	Bloomberg U.S. Aggregate Bond Index (USD) - $12004
Sep/14	$10000	$10000
Sep/15	$10091	$10294
Sep/16	$10796	$10829
Sep/17	$11046	$10836
Sep/18	$11122	$10705
Sep/19	$11792	$11807
Sep/20	$12327	$12632
Sep/21	$12940	$12518
Sep/22	$11182	$10691
Sep/23	$11434	$10760
Sep/24	$12866	$12004

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
First Foundation Fixed Income Fund, Class Y	12.52%	1.76%	2.55%
Bloomberg U.S. Aggregate Bond Index (USD)	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 84,940,295
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 276,659
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$84,940,295	130	$276,659	52%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Healthcare	0.1%
Consumer Staples	0.2%
Consumer Discretionary	0.4%
Communication Services	1.0%
Materials	1.2%
Registered Investment Companies	1.4%
Real Estate	1.7%
Municipal Bonds	2.6%
Energy	3.4%
Industrials	3.6%
U.S. Treasury Obligations	3.7%
Asset-Backed Securities	3.9%
Utilities	7.4%
U.S. Government Agency Obligations	7.9%
Financials	10.8%
Mortgage-Backed Securities	49.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
GNMA, Ser 2023-150, Cl DC	5.500%	06/20/50	3.6%
U.S. Treasury Bonds	1.250%	05/15/50	2.5%
Southwest Airlines	7.375%	03/01/27	2.5%
Edison International, H15T5Y + 4.698%	5.375%	09/15/73	2.5%
GNMA, Ser 2012-100, Cl BA	2.598%	08/16/52	2.4%
FNMA, Ser 2012-98, Cl WZ	4.000%	09/25/42	2.4%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K735, Cl AM	2.455%	05/25/26	2.3%
FHLMC	1.540%	08/17/35	2.2%
GNMA, Ser 2023-147, Cl BD	6.000%	03/20/51	2.2%
FHLMC, Ser 2022-5253, Cl PL	4.000%	08/25/52	2.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-800-838-0191
Updated Prospectus Web Address	https://www.firstfoundationinc.com/fixed-income-fund
C000223441
Shareholder Report [Line Items]
Fund Name	First Foundation Total Return Fund
Class Name	Class A
Trading Symbol	FBBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A of the First Foundation Total Return Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstfoundationinc.com/total-return-fund. You can also request this information by contacting us at 1-800-838-0191.
Additional Information Phone Number	1-800-838-0191
Additional Information Website	https://www.firstfoundationinc.com/total-return-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Foundation Total Return Fund, Class A	$132	1.22%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Performance Review: For the twelve-month period ended September 30, 2024, the First Foundation Total Return Fund (the “Fund”) returned 16.15% for the Class A (without sales load) shares. The Fund’s benchmarks, the Bloomberg U.S. Aggregate Bond Index (USD) and the S&P 500® Index, returned 11.57% and 36.35% respectively, over the same period.

Manager’s Discussion: The Fund seeks to maximize total return by investing primarily in a combination of U.S. and International equity securities balanced in a moderate manner with domestic fixed income securities. We utilize an active approach to asset allocation and hold concentrated positions. Our valuation discipline across asset classes and independent insights ensures that each investment candidate is evaluated from varying perspectives and ideas compete for capital. During an ebullient period in the last twelve months ending September 30, both the stock and bond market were positive. Bond and equity markets have excited themselves on lower interest rates and the prospect for further easing. We have less confidence in the firmness of the market outlook than other market participants, so we have further moved down the beta in our portfolio. According to Bloomberg, the unadjusted beta of our modestly priced growth businesses and our ballast companies (DOW Jones Industrial type stocks) has fallen to just 0.72 – a level we don’t find on offer in many corners of the market. Low correlation with the market is not entirely new for us but we take great care in renewing that capability especially when the markets have moved aggressively higher and with such narrow underpinning. The S&P 500® Index market now trades at 21X forward earnings, a level higher than its three peak multiples over the last 24 years (2007, 2020 and 2022). The S&P 500® Index equally weighted portfolio isn’t much safer with it in the 90th percentile of expensive. In this light, we have derisked the portfolio and have trailed our aforementioned benchmarks.Versus our Morningstar Moderate Index we use to evaluate ourselves we are lagging on a 1 year basis but notably ahead on a 3-year, 5-year and 10- year periods. Being willing to express our view in an independent manner has led us away from the major equity and bond index weights which we also believe to be superior from a risk standpoint. The Fund has not lowered our equity weighting all that much, remaining our stance in the low 60 to mid 60% range but we believe our forward correlation has shrunk in every major investment where we are in the equity portion of the capital structure while our fixed income has also virtually eliminated the small amount of credit risk we were taking as our low duration bond portfolio is now essentially fixed income from the US government which enhances liquidity and preserves our ability to dynamically allocate capital.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Class A, With Load - $21217	Class A, Without Load - $22511	S&P 500® Index (TR) - $35098	Bloomberg U.S. Aggregate Bond Index (USD) - $12004
Sep/14	$9425	$10000	$10000	$10000
Sep/15	$8977	$9524	$9939	$10294
Sep/16	$10043	$10656	$11472	$10829
Sep/17	$11237	$11922	$13607	$10836
Sep/18	$11368	$12061	$16044	$10705
Sep/19	$11428	$12126	$16727	$11807
Sep/20	$11473	$12173	$19260	$12632
Sep/21	$15385	$16324	$25040	$12518
Sep/22	$14585	$15474	$21165	$10691
Sep/23	$18267	$19381	$25741	$10760
Sep/24	$21217	$22511	$35098	$12004

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
First Foundation Total Return Fund
Class A, With Load	9.46%	11.84%	7.81%
Class A, Without Load	16.15%	13.17%	8.45%
S&P 500® Index (TR)	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index (USD)	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 108,492,209
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 581,206
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$108,492,209	81	$581,206	44%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Special Purpose Acquisition Company	0.0%
Warrant	0.0%
Asset-Backed Security	0.0%
Mortgage-Backed Securities	0.4%
Registered Investment Company	0.5%
U.S. Government Agency Obligations	0.7%
Materials	1.9%
Consumer Staples	3.5%
Healthcare	4.0%
Real Estate	4.8%
Consumer Discretionary	5.4%
Energy	9.1%
Industrials	10.3%
Financials	13.7%
U.S. Treasury Obligations	19.8%
Communication Services	24.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Bollore SA	0.000%	—	7.6%
Cie de L'Odet	0.000%	—	7.1%
Burford Capital	0.000%	—	5.6%
International Workplace Group	0.000%	—	4.8%
U.S. Treasury Notes	0.875%	11/15/30	4.6%
PrairieSky Royalty Ltd.	0.000%	—	4.4%
Nintendo Co, Ltd. ADR	0.000%	—	4.2%
Vivendi SA	0.000%	—	4.0%
Suncor Energy	0.000%	—	4.0%
Lagardere	0.000%	—	3.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-800-838-0191
Updated Prospectus Web Address	https://www.firstfoundationinc.com/total-return-fund
C000223442
Shareholder Report [Line Items]
Fund Name	First Foundation Total Return Fund
Class Name	Class Y
Trading Symbol	FBBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y of the First Foundation Total Return Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstfoundationinc.com/total-return-fund. You can also request this information by contacting us at 1-800-838-0191.
Additional Information Phone Number	1-800-838-0191
Additional Information Website	https://www.firstfoundationinc.com/total-return-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Foundation Total Return Fund, Class Y	$105	0.97%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Performance Review: For the twelve-month period ended September 30, 2024, the First Foundation Total Return Fund (the “Fund”) returned 16.47% for Class Y shares. The Fund’s benchmarks, the Bloomberg U.S. Aggregate Bond Index (USD) and the S&P 500® Index, returned 11.57% and 36.35% respectively, over the same period.

Manager’s Discussion: The Fund seeks to maximize total return by investing primarily in a combination of U.S. and International equity securities balanced in a moderate manner with domestic fixed income securities. We utilize an active approach to asset allocation and hold concentrated positions. Our valuation discipline across asset classes and independent insights ensures that each investment candidate is evaluated from varying perspectives and ideas compete for capital. During an ebullient period in the last twelve months ending September 30, both the stock and bond market were positive. Bond and equity markets have excited themselves on lower interest rates and the prospect for further easing. We have less confidence in the firmness of the market outlook than other market participants, so we have further moved down the beta in our portfolio. According to Bloomberg, the unadjusted beta of our modestly priced growth businesses and our ballast companies (DOW Jones Industrial type stocks) has fallen to just 0.72 – a level we don’t find on offer in many corners of the market. Low correlation with the market is not entirely new for us but we take great care in renewing that capability especially when the markets have moved aggressively higher and with such narrow underpinning. The S&P 500® Index market now trades at 21X forward earnings, a level higher than its three peak multiples over the last 24 years (2007, 2020 and 2022). The S&P 500® Index equally weighted portfolio isn’t much safer with it in the 90th percentile of expensive. In this light, we have derisked the portfolio and have trailed our aforementioned benchmarks.Versus our Morningstar Moderate Index we use to evaluate ourselves we are lagging on a 1 year basis but notably ahead on a 3-year, 5-year and 10- year periods. Being willing to express our view in an independent manner has led us away from the major equity and bond index weights which we also believe to be superior from a risk standpoint. The Fund has not lowered our equity weighting all that much, remaining our stance in the low 60 to mid 60% range but we believe our forward correlation has shrunk in every major investment where we are in the equity portion of the capital structure while our fixed income has also virtually eliminated the small amount of credit risk we were taking as our low duration bond portfolio is now essentially fixed income from the US government which enhances liquidity and preserves our ability to dynamically allocate capital.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	First Foundation Total Return Fund, Class Y - $23066	S&P 500® Index (TR) - $35098	Bloomberg U.S. Aggregate Bond Index (USD) - $12004
Sep/14	$10000	$10000	$10000
Sep/15	$9549	$9939	$10294
Sep/16	$10708	$11472	$10829
Sep/17	$12009	$13607	$10836
Sep/18	$12178	$16044	$10705
Sep/19	$12269	$16727	$11807
Sep/20	$12353	$19260	$12632
Sep/21	$16604	$25040	$12518
Sep/22	$15777	$21165	$10691
Sep/23	$19804	$25741	$10760
Sep/24	$23066	$35098	$12004

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
First Foundation Total Return Fund, Class Y	16.47%	13.46%	8.72%
S&P 500® Index (TR)	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index (USD)	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 108,492,209
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 581,206
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$108,492,209	81	$581,206	44%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Special Purpose Acquisition Company	0.0%
Warrant	0.0%
Asset-Backed Security	0.0%
Mortgage-Backed Securities	0.4%
Registered Investment Company	0.5%
U.S. Government Agency Obligations	0.7%
Materials	1.9%
Consumer Staples	3.5%
Healthcare	4.0%
Real Estate	4.8%
Consumer Discretionary	5.4%
Energy	9.1%
Industrials	10.3%
Financials	13.7%
U.S. Treasury Obligations	19.8%
Communication Services	24.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Bollore SA	0.000%	—	7.6%
Cie de L'Odet	0.000%	—	7.1%
Burford Capital	0.000%	—	5.6%
International Workplace Group	0.000%	—	4.8%
U.S. Treasury Notes	0.875%	11/15/30	4.6%
PrairieSky Royalty Ltd.	0.000%	—	4.4%
Nintendo Co, Ltd. ADR	0.000%	—	4.2%
Vivendi SA	0.000%	—	4.0%
Suncor Energy	0.000%	—	4.0%
Lagardere	0.000%	—	3.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-800-838-0191
Updated Prospectus Web Address	https://www.firstfoundationinc.com/total-return-fund